Exploration and Evaluation Assets - Additional Information (Details) - Pastos Grandes	12 Months Ended
Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Royalties as a percentage of gross operating revenues	1.50%
Royalties as a percentage of net back income	3.00%